LEASES - Future minimum lease payments (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Future minimum lease payments for operating leases
June 30, 2022	$ 170,733
June 30, 2023	113,822
Total minimum payments	284,555
Less: imputed interest	11,861
Total operating lease liabilities	$ 272,694	$ 263,615